Warrants Liability (Restated) - Schedule of Unlisted and Listed Warrants Liability (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability		$ 36,273,902	$ 37,864,064
$10.00 expiring 27/05/2025 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[1],[2]	6,962,000	7,851,651
$11.50 exp. 27/2/2029 [Member] | Listed Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[3]	1,764,902	2,340,413
$10.71 exp. 27/02/202 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[4]	27,200,000	27,200,000
$11.45 exp. 18/6/2029 [Member] | Unlisted Warrants [Member]
Schedule of Unlisted and Listed Warrants Liability [Line Items]
Warrants liability	[5]	$ 347,000	$ 472,000

[1]	Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
[2]	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
[3]	Listed warrants
[4]	Warrants issued on 27 February 2024 with exercise price of $10.71 (subject to adjustments)
[5]	Additional warrants issued to Empery Asset Management LP